Impacts of adoption of new IFRS standards (Details 4) $ in Millions	Jan. 01, 2018 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 34,625
Previously stated [member]
Disclosure of financial liabilities [line items]
Financial liabilities	34,625
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	33,594
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Previously stated [member]
Disclosure of financial liabilities [line items]
Financial liabilities	33,594
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,031
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Previously stated [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 1,031